File Nos. 333-05675
                                                                     811-07665

     As filed with the Securities and Exchange Commission on March 27, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|>

                         Pre-Effective Amendment No.              |_|

                     Post-Effective Amendment No. 11              |_|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           |_|

                                  Amendment No. 13                |_|

                              ---------------------

                               FBR FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                  Potomac Tower
                          1001 Nineteenth Street North
                               Arlington, VA 22209
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (703) 312-9583

         Robert S. Smith, Esq.                         Copy To:
         Friedman, Billings, Ramsey & Co., Inc.        Jack W. Murphy, Esq.
         Potomac Tower                                 Dechert Price & Rhoads
         1001 Nineteenth Street North                  1775 Eye Street, N.W.
         Arlington, VA  22209                          Washington, D.C.  20006
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___   immediately   upon  filing  pursuant  to
___   paragraph  (b) on [date]  pursuant  to  paragraph  (b) 60 days
___   after filing pursuant to paragraph (a)(1)
_X_   on June 1, 2000 pursuant to paragraph (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   on [date] pursuant to paragraph (a)(2) of Rule 485

                             THE FBR FAMILY OF FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

-    Cover Sheet
-    Contents of Registration Statement
-    Introduction
- Supplement to the Prospectus of the FBR Family of Funds and Supplement to the Statement of Additional Information
-    Part C - Other Information and Signature Page
-    Exhibit Index
-    Exhibits

                                  Introduction

This Amendment, filed pursuant to Rule 485(a), is being filed for the purpose of disclosing a proposed new sub-advisory arrangement with respect to the FBR Small Cap Value Fund, a series of The FBR Family of Funds (the "Trust"). This Amendment incorporates by reference Trust's the Prospectuses and Statement of Additional Information as filed with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 on March 6, 2000.

Except to the extent that the Prospectuses and Statement of Additional Information are modified by the supplements included with this Amendment, no changes to the Prospectuses and Statement of Additional Information are being made or should be viewed as being made by this Amendment.

                               FBR FAMILY OF FUNDS

                                 ---------------

                           FBR Financial Services Fund
                          FBR Small Cap Financial Fund
                            FBR Small Cap Value Fund
                             FBR Realty Growth Fund

                        Supplement dated June 1, 2000 to
                       Prospectus dated February 28, 2000

         Effective June 1, 2000, the Adviser has retained Akre Capital Management, LLC ("ACM"), 1001 Nineteenth Street North, Arlington, Virginia 22209, to serve as investment sub-adviser to the Small Cap Value Fund. In this capacity, subject to the supervision of the Adviser and the Board of Trustees, ACM directs the investment of the Small Cap Value Fund's assets, continually conducts investment research and supervision for the Small Cap Value Fund, and is responsible for the purchase and sale of the Small Cap Value Fund's investments. For these services, the Adviser (and not the Fund) pays ACM a fee out of the Adviser's advisory fee.

         ACM, as a newly-formed registered investment adviser, has not previously managed an investment company. However, Charles Thomas Akre, Jr., the managing member of ACM and the portfolio manager of the Small Cap Value Fund, has substantial investment management experience. Prior to June 1, 2000, Mr. Akre served as the portfolio manager of the Small Cap Value Fund as a Managing Director of, or independent contractor to, the Adviser. Mr. Akre is described in more detail under "Portfolio Managers" on page 10 of the Prospectus.

          Investors should retain this Supplement for future reference.

                               FBR FAMILY OF FUNDS

                                 ---------------

                           FBR Financial Services Fund
                          FBR Small Cap Financial Fund
                            FBR Small Cap Value Fund
                             FBR Realty Growth Fund
                               FBR Technology Fund

                        Supplement dated June 1, 2000 to
           Statement of Additional Information dated February 28, 2000

         Page 29 of the Statement of Additional Information is revised to add the following discussion:

Investment Sub-Adviser and Sub-Advisory Agreement

         Effective June 1, 2000, the Adviser has retained Akre Capital Management, LLC ("ACM"), 1001 Nineteenth Street North, Arlington, Virginia 22209, to serve as investment sub-adviser to the Small Cap Value Fund. Charles Thomas Akre, Jr., the managing member of ACM, has served as portfolio manager of the Small Cap Value Fund since its commencement of operations.

         Under the Sub-Advisory Agreement between the Adviser and ACM, ACM is responsible for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. ACM is responsible for ensuring that it carries out its sub-advisory responsibilities in a manner consistent with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus and this SAI, the Trust's charter documents, applicable laws, and such other investment policies, procedures and/or limitations as may be adopted by the Trust with respect to the Fund. ACM also furnishes such reports, evaluations, information or analyses to the Adviser and the Trust in connection with ACM's responsibilities under the Sub-Advisory Agreement as the Trust or the Adviser may request from time to time. Under the terms of the Sub-Advisory Agreement, the Adviser will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund's average daily net assets (which shall be accrued daily and paid monthly), or (ii) $3, 500 per month.

         Consistent with the requirements of applicable law, the Sub-Advisory Agreement provides that ACM generally is not liable to the Adviser, the Trust, the Fund, or to any shareholder of the Fund for any error in judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement, or otherwise, except by reason of willful misfeasance, bad faith or negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

         The Sub-Advisory Agreement may be terminated by the Adviser or ACM, without penalty, upon 60 days' prior written notice. In addition, the Sub-Advisory Agreement may be terminated by the Board of Trustees or by a majority vote of the Fund's shareholders, without penalty, upon 60 days' prior written notice. The Sub-Advisory Agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

         The Sub-Advisory Agreement was approved by shareholders on June 1, 2000 and became effective immediately. The Sub-Advisory Agreement will remain in effect for two years from its effective date, and, unless earlier terminated, will continue from year-to-year thereafter, provided that each such continuance is approved annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund and, in either case, (ii) by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

          Investors should retain this Supplement for future reference.

                       PART C to FBR Family of Funds N-1A

                                OTHER INFORMATION

ITEM 23.  Exhibits

(a)(1)    Certificate of Trust.1

(a)(2)    Delaware Trust Instrument dated April 30, 1996.1

(b)       Bylaws.1

(c)       None.

(d)(1) Form of Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc.2

(d)(2) Form of Notice to Investment Advisory Agreement with respect to the FBR Realty Growth Fund 4

(d)(3) Form of Notice to Investment Advisory Agreement with respect to the FBR Technet Fund.8

(d)(4) Form of Investment Sub-Advisory Agreement between FBR Fund Advisers, Inc. and Akre Capital Management, LLC (filed herewith).

(e)(1)    Form  of  Distribution   Agreement  between  the  Registrant  and  FBR
          Investment Services, Inc.4

(e)(2) Form of Notice to Distribution Agreement with respect to the FBR Realty Growth Fund.4

(e)(3) Form of Notice to Distribution Agreement with respect to the FBR Technology Fund.8

(e)(4)    Form of Selected Dealer Agreement.4

(f)       None.

(g)(1) Form of Custodian Agreement between the Registrant and Custodial Trust Company.2

(g)(2) Form of Notice to Custodian Agreement with respect to the FBR Realty Growth Fund.4

(g)(3) Form of Notice to Custodian Agreement with respect to the FBR Technology Fund.8

(g)(4) Form of Sub-Custodian Agreement between Custodial Trust Company and Citibank N.A.2

(h)(1) Form of Administration Agreement between the Registrant and Bear Stearns Funds Management Inc.2

(h)(2) Form of Notice to Administration Agreement with respect to the FBR Realty Growth Fund.4

(h)(3) Form of Notice to Administration Agreement with respect to the FBR Technology Fund.8

(h)(4) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc.2

(h)(5) Form of Notice to Administration and Accounting Services Agreement with respect to the FBR Realty Growth Fund.4

(h)(6) Form of Notice to Administration and Accounting Services Agreement with respect to the FBR Technology Fund.8

(h)(7) Form of Transfer Agency Services Agreement between the Registrant and PFPC Inc.2

(h)(8) Form of Notice to Transfer Agent Services Agreement with respect to the FBR Realty Growth Fund.4

(h)(9) Form of Notice to Transfer Agent Service Agreement with respect to the FBR Technology Fund.8

(i)(1)    Opinion and Consent of Dechert Price & Rhoads.4

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to FBR Technology Fund.8

(j)(1)    Consent of Arthur Andersen LLP (filed herewith).

(j)(2)    Consent of Deloitte & Touche LLP.5

(k)       None.

(l)       Investment Letters.2

(m)       Form of Rule 12b-1 Distribution Plan.6

(n)       None.

(p)(1) Form of Code of Ethics of the Registrant, FBR Fund Advisers, Inc., and FBR Investment Services, Inc. (filed herewith).

(p)(2) Form of Code of Ethics of Akre Capital Management, LLC (filed herewith).

(q)(i)    Powers of Attorney.7

(q)(ii)   Power of Attorney for Winsor H. Aylesworth.6

------------

1. Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A as filed on June 11, 1996.

2. Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed on December 20, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed on June 27, 1997.

4. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on July 1, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed on December 31, 1998.

6. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed on March 1, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed on May 27, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed on September 8, 1999.

9. Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed on February 25, 2000.

ITEM 24. Persons Controlled By or Under Common Control with Registrant

None.

ITEM 25. Indemnification

Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, filed as
Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

         "Section 10.02  Indemnification.

         (a)      Subject  to  the  exceptions  and  limitations   contained  in
                  Subsection 10.02(b):

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No  indemnification  shall be provided  hereunder to a Covered
                  Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment Advisers

Information as to the directors and officers of the FBR Fund Advisers, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the FBR Fund Advisers, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-53320) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of the Akre Capital Management, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Akre Capital Management, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-57156) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. Principal Underwriters

(a)      Not applicable.

(b) Information as to the directors and officers of FBR Investment Services, Inc. ("Distributor"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 008-50280) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)      Not applicable.

ITEM 28. Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of PFPC (the Transfer Agent) and Bear Stearns Funds Management Inc. (the Administrator). The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Advisory & Other Contracts" in Part B to this Registration Statement.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, D.C. on this 24th day of March, 2000.

                                                  FBR FAMILY OF FUNDS


                                                   By:------------
                                                   C. Eric Brugel*

As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registrant's Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of March, 2000.



---------------------       Trustee and President
C. Eric Brugel*            (Chief Executive Officer)

---------------------      Chief Financial Officer and Treasurer
Winsor H. Aylesworth*

---------------------      Trustee
F. David Fowler*

---------------------      Trustee
Michael A. Willner*

--------------------       Trustee
George W. Grosz*


*By       /s/ Jack W. Murphy
         Jack W. Murphy
         Attorney-in-fact

               Exhibits Filed With Post-Effective Amendment No. 11
                   to the Registration Statement on Form N-1A
                           for The FBR Family of Funds



EXHIBIT                           NAME OF EXHIBIT

(d)(4)             Form of Investment Sub-Advisory Agreement

(j)(1)             Consent of Arthur Andersen LLP

(p)(1)             Form of Code of Ethics of the Registrant, Adviser and
                   Distributor

(p)(2)             Form of Code of Ethics of Akre Capital Management, LLC